NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 23, 2017

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 28, 2017

1.	The section “Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class C2	Class R6[3]	Class I	Class T
Management Fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.20%	1.00%	0.75%	0.00%	0.00%	0.25%
Other Expenses	0.08%	0.08%	0.08%	0.05%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.70%	1.50%	1.25%	0.47%	0.50%	0.75%

1	The contingent deferred sales charge on Class C shares and Class C2 shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Class R6 shares were established on June 30, 2016. Accordingly, Other Expenses are estimated for the current fiscal year.

2.	The section “Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption						No Redemption
	A	C	C2	R6	I	T	A	C	C2	R6	I	T
1 Year	$489	$153	$127	$48	$51	$325	$489	$153	$127	$48	$51	$325
3 Years	$634	$474	$397	$151	$160	$484	$634	$474	$397	$151	$160	$484
5 Years	$793	$818	$686	$263	$280	$657	$793	$818	$686	$263	$280	$657
10 Years	$1,254	$1,791	$1,511	$591	$628	$1,157	$1,254	$1,791	$1,511	$591	$628	$1,157

PLEASE KEEP THIS WITH YOUR

SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-AAS-0317P